Selling, General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative expenses
Schedule of detailed information about selling, general and administrative expenses

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Staff costs	7,811	3,718	3,711
Consulting and contractors' fees	4,526	6,550	3,697
Legal fees	1,033	402	201
Rent	440	247	89
Facilities	226	149	124
Depreciation and amortization expense	914	710	599
ICT	517	363	234
Travel	1,097	332	507
Insurance fees	1,504	915	—
Recruitment	245	581	—
Other	542	745	224
Total selling, general and administrative expenses	18,855	14,712	9,386